Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 1,857,720	$ 1,464,692	$ 1,330,939
Accrued liabilities	305,127	310,528	25,289
Contingent liabilities	258,858	283,619	227,000
Total accounts payable and accrued liabilities:	$ 2,421,705	$ 2,058,839	$ 1,583,228